Discontinued Operations (Operating Results Of Discontinued Operations) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Net Sales	$ 3,422	$ 4,580	$ 4,516
Pretax Income (Loss)	172	342	305
Income (Loss)	222	(139)	196
International Household And Body Care [Member]
Net Sales	1,078	2,126	2,000
Pretax Income (Loss)	72	254	245
Income (Loss)	36	(199)	155
North American Fresh Bakery [Member]
Net Sales	2,037	2,128	2,200
Pretax Income (Loss)	58	32	13
Income (Loss)	159	23	10
North American Refrigerated Dough [Member]
Net Sales	307	326	316
Pretax Income (Loss)	42	56	47
Income (Loss)	$ 27	$ 37	$ 31